EXPLORATION AND EVALUATION ASSETS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Exploration and Evaluation Assets
Amortization	$ (3)	$ (4)
Exploration and Evaluation Assets.
Exploration and Evaluation Assets
Beginning of year	2,319	2,052
Acquisitions and additions	193	316
Transfers to oil and gas assets		(31)
Dry Hole Expenses	(66)	(11)
Disposals	(16)	(16)
Amortization		(1)
Foreign exchange adjustments	(2)	10
End of year	$ 2,428	$ 2,319